TRADE PAYABLES (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 40	¥ 280	¥ 280
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables			180
Not Later Than One Yearto Two [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	26	180
Not Later Thantwo Yeart To Three [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 14	¥ 100	¥ 100